Consolidated cash flow statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net profit		€ 6,621	€ 6,073	€ 6,026
Taxation		1,935	1,923	2,263
Share of net profit of joint ventures/associates and other income/(loss) from non-current investments		(282)	(178)	(176)
Net monetary (gain)/loss arising from hyperinflationary economies		74	(20)	(32)
Net finance costs		354	505	627
Operating profit		8,702	8,303	8,708
Depreciation, amortisation and impairment		1,763	2,018	1,982
Changes in working capital:		(47)	680	(9)
Inventories		(458)	(587)	313
Trade and other receivables		(307)	1,125	(445)
Trade payables and other liabilities		718	142	123
Pensions and similar obligations less payments		(183)	(182)	(260)
Provisions less payments		(61)	(53)	7
Elimination of (profits)/losses on disposals		23	60	60
Non-cash charge for share-based compensation		161	108	151
Other adjustments		(53)	(1)	2
Cash flow from operating activities		10,305	10,933	10,641
Income tax paid		(2,333)	(1,875)	(2,532)
Net cash flow from operating activities		7,972	9,058	8,109
Interest received		148	169	146
Purchase of intangible assets		(232)	(158)	(210)
Purchase of property, plant and equipment		(1,108)	(863)	(1,316)
Disposal of property, plant and equipment		101	89	97
Acquisition of businesses and investments in joint ventures and associates		(2,131)	(1,426)	(1,122)
Disposal of businesses, joint ventures and associates		43	39	177
Acquisition of other non-current investments		(142)	(128)	(160)
Disposal of other non-current investments		137	51	55
Dividends from joint ventures, associates and other non-current investments		185	188	164
(Purchase)/sale of financial assets		(247)	558	(68)
Net cash flow (used in)/from investing activities		(3,246)	(1,481)	(2,237)
Dividends paid on ordinary share capital		(4,483)	(4,279)	(4,209)
Interest paid		(488)	(624)	(694)
Net change in short-term borrowings		656	722	337
Additional financial liabilities		4,748	3,117	5,911
Repayment of financial liabilities		(3,550)	(3,577)	(4,912)
Capital element of lease rental payments		(464)	(443)	(435)
Repurchase of shares		(3,018)	0	0
Other movements on treasury shares		0	0	(201)
Other financing activities	[1]	(500)	(720)	(464)
Net cash flow (used in)/from financing activities		(7,099)	(5,804)	(4,667)
Net increase/(decrease) in cash and cash equivalents		(2,373)	1,773	1,205
Cash and cash equivalents at the beginning of the year		5,475	4,116	3,090
Effect of foreign exchange rate changes		285	(414)	(179)
Cash and cash equivalents at the end of the year		€ 3,387	€ 5,475	€ 4,116

[1]	Other financing activities include cash paid for the purchase of non-controlling interests and dividends paid to minority interests.